Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	December 31,
	2021	2020
	U.S. $ in thousands
Finished goods	$58,784	$61,297
Work-in-process	4,360	3,163
Raw materials	66,003	67,212
	$129,147	$131,672